Inventories	12 Months Ended
Dec. 31, 2025
Inventories
Inventories

11.Inventories

	2025	2024
	US$’000	US$’000
Fuel oil and LPG, at cost	27,553	33,645
LPG, held for trading	96,332	43,061
	123,885	76,706

The cost of fuel oil recognised as an expense and included in voyage expenses amounted to US$170.0 million (2024: US$181.3 million; 2023: US$204.9 million).

The cost of LPG recognised as an expense and included in “cost of cargo and delivery expenses —  Product Services” amounted to US$2,460.9 million (2024: US$2,390.9 million; 2023: US$1,547.1 million).